UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Asia Pacific ex-Japan Fund

10/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 90.3%
Airlines – 0.6%
Qantas Airways Ltd. (a)	3,037	$8,479

Apparel Manufacturers – 1.9%
ANTA Sports Products Ltd.	4,000	$8,257
Li & Fung Ltd.	2,000	10,633
Stella International Holdings Ltd.	2,500	5,257

		$24,147

Automotive – 1.7%
Geely Automobile Holdings Ltd.	15,000	$8,487
Mando Corp. (a)	120	13,895

		$22,382

Brokerage & Asset Managers – 2.0%
Hong Kong Exchanges & Clearing Ltd.	1,200	$26,652

Business Services – 1.5%
Cognizant Technology Solutions Corp., “A” (a)	300	$19,557

Chemicals – 0.9%
Nufarm Ltd. (a)	2,523	$11,201

Computer Software - Systems – 6.7%
Acer, Inc.	25,000	$72,765
Venture Corp. Ltd.	2,000	14,026

		$86,791

Conglomerates – 2.9%
Hutchison Whampoa Ltd.	3,000	$29,616
Wesfarmers Ltd.	255	8,318

		$37,934

Consumer Products – 0.9%
Evergreen International Holdings Ltd. (a)	5,000	$2,967
Hengan International Group Co. Ltd.	1,000	9,446

		$12,413

Containers – 0.3%
Brambles Ltd.	620	$3,886

Electronics – 6.7%
Samsung Electronics Co. Ltd.	59	$39,174
Samsung Electronics Co. Ltd., GDR	66	22,031
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	26,706

		$87,911

Energy - Independent – 4.2%
China Shenhua Energy Co. Ltd.	1,500	$6,692
CNOOC Ltd.	8,000	16,701
PTT Exploration & Production Public Co. Ltd.	3,000	17,111
Woodside Petroleum Ltd.	329	14,079

		$54,583

Energy - Integrated – 0.9%
China Petroleum & Chemical Corp.	12,000	$11,436

Engineering - Construction – 1.8%
Keppel Corp. Ltd.	3,000	$23,132

Food & Beverages – 0.2%
Want Want China Holdings Ltd.	3,000	$2,767

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
Dairy Farm International Holdings Ltd.	900	$7,020

Gaming & Lodging – 2.4%
Genting Berhad	9,500	$31,916

Insurance – 5.0%
AIA Group Ltd. NPV (a)	4,400	$13,084
China Pacific Insurance (Group) Co. Ltd	8,400	34,792
Samsung Fire & Marine Insurance Co. Ltd.	98	16,833

		$64,709

Machinery & Tools – 0.6%
Sinotruk (Hong Kong) Ltd.	4,500	$5,198
T.K. Corp. (a)	138	3,190

		$8,388

Major Banks – 9.1%
Bank of China Ltd.	24,000	$14,448
BOC Hong Kong Holdings Ltd.	4,500	14,201
Commonwealth Bank of Australia	846	40,646
Industrial & Commercial Bank Of China Ltd.	12,000	9,715
National Australia Bank Ltd.	1,560	39,041

		$118,051

Medical Equipment – 0.6%
Cochlear Ltd.	51	$3,548
Fisher & Paykel Healthcare Corp. Ltd.	1,756	4,342

		$7,890

Metals & Mining – 8.6%
BHP Billiton Ltd.	1,412	$58,267
Iluka Resources Ltd. (a)	4,206	27,901
Maanshan Iron & Steel Co. Ltd.	20,000	11,531
Rio Tinto Ltd. Npv	170	13,864

		$111,563

Other Banks & Diversified Financials – 10.2%
China Construction Bank	50,000	$47,766
China Minsheng Banking Corp. Ltd.	17,500	16,258
ICICI Bank Ltd., ADR	370	19,455
PT Bank Rakyat Indonesia (Persero) Tbk	10,000	12,755
Public Bank Berhad	2,000	8,202
Shinhan Financial Group Co. Ltd.	720	27,935

		$132,371

Precious Metals & Minerals – 2.7%
Newcrest Mining Ltd.	900	$35,294

Real Estate – 4.1%
CapitaCommerical Trust, REIT	12,000	$13,840
Shimao Property Holdings Ltd.	3,000	4,971
Sun Hung Kai Properties Ltd.	2,000	34,583

		$53,394

Specialty Chemicals – 1.8%
Formosa Plastic Corp.	6,000	$17,204
LG Chem Ltd.	20	6,186

		$23,390

Specialty Stores – 1.1%
Esprit Holdings Ltd.	2,600	$14,103

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.6%
PT Indosat Tbk	2,500	$1,678
SmarTone Telecommunications Holdings Ltd.	4,500	6,399

		$8,077

Telephone Services – 4.0%
China Unicom Ltd.	18,000	$25,317
Chunghwa Telecom	4,000	9,346
PT XL Axiata Tbk (a)	26,500	17,083

		$51,746

Tobacco – 2.2%
KT&G Corp.	469	$28,801

Utilities - Electric Power – 3.6%
Cheung Kong Infrastructure Holdings Ltd.	5,000	$20,900
Spark Infrastructure Group, IEU (n)	23,608	25,942

		$46,842

Total Common Stocks		$1,176,826

Warrants – 8.1%
Machinery & Tools – 0.5%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant) (a)(z)	281	$7,107

Metals & Mining – 1.2%
Merrill Lynch (Steel Authority of India - Zero Strike Warrant (1 share for 1warrant) (a)(n)	3,450	$15,078

Natural Gas - Distribution – 1.5%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	650	$19,080

Oil Services – 1.2%
Merrill Lynch (Reliance Industries -Zero Strike Warrant (1 share for 1 warrant) (a)(n)	652	$16,089

Other Banks & Diversified Financials – 3.7%
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for
1 warrant) (a)(n)	378	$19,398
Deutsche Bank AG Structure (Federal Bank LTD - Zero Strike Warrant (1 share for 1warrant) (a)(z)	1,210	12,855
Deutsche Bank AG Structure (Yes Bank LTD - Zero Strike Warrant (1 strike for 1warrant) (a)(z)	2,062	16,685

		$48,938

Total Warrants		$106,292

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	40,169	$40,169

Total Investments		$1,323,287

Other Assets, Less Liabilities – (1.5)%		(20,177)

Net Assets – 100.0%		$1,303,110

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $95,587, representing 7.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Deutsche Bank AG Structure (Federal Bank LTD - Zero Strike Warrant)	9/29/10	$11,020	$12,855
Deutsche Bank AG Structure (Yes Bank LTD - Zero Strike Warrant)	9/15/10-10/27/10	15,124	16,685
Merrill Lynch (BEML Limited - Zero Strike Warrant)	9/15/10-10/27/10	7,199	7,107

Total Restricted Securities			$36,647
% of Net Assets			2.8%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Asia Pacific ex-Japan Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

MFS Asia Pacific ex-Japan Fund

Supplemental Information (Unaudited) 10/31/10 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$3,548	$286,916	$—	$290,464
China	11,024	225,726	—	236,750
Hong Kong	46,261	136,186	—	182,447
South Korea	50,831	107,213	—	158,044
Taiwan	17,204	108,817	—	126,021
India	125,747	—	—	125,747
Singapore	23,132	27,866	—	50,998
Malaysia	8,202	31,916	—	40,118
Indonesia	14,434	17,083	—	31,517
Other Countries	19,558	21,454	—	41,012
Mutual Funds	40,169	—	—	40,169

Total Investments	$360,110	$963,177	$—	$1,323,287

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,249,400

Gross unrealized appreciation	$83,663
Gross unrealized depreciation	(9,776)

Net unrealized appreciation (depreciation)	$73,887

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Asia Pacific ex-Japan Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	—	1,183,382	(1,143,213)	40,169

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$43	$40,169

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2010, are as follows:

Australia	22.3%
China	17.9%
Hong Kong	14.0%
South Korea	12.1%
Taiwan	9.7%
India	9.7%
Singapore	3.9%
Malaysia	3.1%
United States	3.1%
Other Countries	4.2%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry sector represents 20% or more of the Asia Pacific ex-Japan market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific ex-Japan market. At October 31, 2010, the fund did not have more than 25% of its assets invested in any industry sector.

MFS® European Equity Fund

10/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace – 1.3%
Cobham PLC	3,695	$13,712

Alcoholic Beverages – 1.5%
Heineken N.V.	320	$16,219

Apparel Manufacturers – 3.1%
Compagnie Financiere Richemont S.A.	265	$13,217
LVMH Moet Hennessy Louis Vuitton S.A.	126	19,746

		$32,963

Broadcasting – 2.2%
Publicis Groupe	479	$23,860

Brokerage & Asset Managers – 1.8%
Aberdeen Asset Management PLC	2,662	$7,584
Deutsche Boerse AG	161	11,329

		$18,913

Business Services – 3.0%
Amadeus Holdings AG (a)	625	$12,731
Experian Group Ltd.	782	9,091
MITIE Group PLC	3,221	10,487

		$32,309

Computer Software – 0.7%
Dassault Systemes S.A.	100	$7,670

Construction – 2.1%
Bellway PLC	653	$5,587
BUZZI UNICEM S.p.A	471	5,408
Geberit AG	59	11,302

		$22,297

Consumer Products – 2.7%
Beiersdorf AG	111	$7,232
Reckitt Benckiser Group PLC	395	22,096

		$29,328

Electrical Equipment – 4.6%
Schneider Electric S.A.	146	$20,727
Siemens AG	256	29,245

		$49,972

Electronics – 0.6%
Infineon Technologies AG (a)	818	$6,439

Energy - Independent – 0.7%
Bankers Petroleum Ltd. (a)	746	$5,230
Motor Oil (Hellas) Corinth Refineries S.A.	244	2,683

		$7,913

Energy - Integrated – 8.2%
BG Group PLC	839	$16,341
BP PLC	3,286	22,420
Royal Dutch Shell PLC, “A”	1,531	49,702

		$88,463

Food & Beverages – 8.4%
Groupe Danone	461	$29,178
Nestle S.A.	1,118	61,237

		$90,415

1

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 6.0%
Hiscox Ltd.	2,307	$13,105
ING Groep N.V. (a)	2,023	21,596
SNS REAAL Groep N.V. (a)	1,378	6,367
Swiss Reinsurance Co.	314	15,093
Zurich Financial Services AG	37	9,058

		$65,219

Major Banks – 13.8%
Banco Santander S.A.	929	$11,936
Barclays PLC	3,021	13,293
BNP Paribas	528	38,617
Credit Suisse Group AG	384	15,863
Erste Group Bank AG	127	5,732
HSBC Holdings PLC	4,029	41,905
Intesa Sanpaolo S.p.A	2,043	7,187
Julius Baer Group Ltd.	105	4,432
KBC Group N.V. (a)	226	9,831

		$148,796

Medical & Health Technology & Services – 1.3%
RHÖN-KLINIKUM AG	616	$14,403

Medical Equipment – 1.1%
Smith & Nephew PLC	489	$4,302
Synthes, Inc.	62	7,397

		$11,699

Metals & Mining – 0.6%
voestalpine AG	170	$6,740

Network & Telecom – 1.0%
Ericsson, Inc., “B”	1,025	$11,263

Oil Services – 0.9%
John Wood Group PLC	984	$6,867
Petrofac Ltd.	141	3,305

		$10,172

Other Banks & Diversified Financials – 0.3%
Unione di Banche Italiane S.c.p.A.	345	$3,642

Pharmaceuticals – 9.1%
Bayer AG	269	$20,075
Roche Holding AG	283	41,556
Sanofi-Aventis S.A.	533	37,225

		$98,856

Special Products & Services – 0.2%
Sika AG	1	$1,982

Specialty Chemicals – 9.4%
Akzo Nobel N.V.	524	$31,112
Croda International PLC	532	12,258
Linde AG	261	37,579
Symrise AG	675	20,504

		$101,453

Specialty Stores – 1.3%
Industria de Diseno Textil S.A.	170	$14,199

2

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 4.9%
Vodafone Group PLC			19,603	$53,351

Telephone Services – 2.7%
Royal KPN N.V.			1,021	$17,052
Telecom Italia S.p.A.			4,009	6,149
Telecom Italia S.p.A.			2,503	3,066
Virgin Media, Inc.			110	2,797

				$29,064

Trucking – 0.9%
TNT N.V.			354	$9,411

Utilities - Electric Power – 3.0%
CEZ AS			135	$5,981
Energias de Portugal S.A.			2,568	9,825
Fortum Oyj			319	9,044
Red Electrica de Espana			160	8,038

				$32,888

Total Common Stocks				$1,053,611

		First Exercise
Rights – 0.0%
Major Banks – 0.0%
Banco Santander S.A. (Zero Strike Right (1 Share for 78 rights)) (a)	EUR	10/15/2010	929	$154

Issuer
Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value			33,830	$33,830

Total Investments				$1,087,595

Other Assets, Less Liabilities – (0.5)%				(5,652)

Net Assets – 100.0%				$1,081,943

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS European Equity Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,053,765	$—	$—	$1,053,765
Mutual Funds	33,830	—	—	33,830

Total Investments	$1,087,595	$—	$—	$1,087,595

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,026,897

Gross unrealized appreciation	$68,139
Gross unrealized depreciation	(7,441)

Net unrealized appreciation (depreciation)	$60,698

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS European Equity Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	—	1,048,280	(1,014,450)	33,830

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$39	$33,830

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2010, are as follows:

United Kingdom	28.2%
Switzerland	16.7%
France	16.4%
Germany	13.6%
Netherlands	9.4%
Spain	5.4%
Italy	2.4%
Austria	1.2%
Sweden	1.0%
Other Countries	5.7%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry sector represents 20% or more of the European equity market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European equity market. At October 31, 2010, the fund did not have more than 25% of its assets invested in any industry sector.

5

MFS® Latin American Equity Fund

10/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Airlines – 1.5%
Copa Holdings S.A., “A”	490	$24,860

Alcoholic Beverages – 2.9%
Companhia de Bebidas das Americas, ADR	250	$34,810
Compania Cervecerías Unidas S.A., ADR	240	13,500

		$48,310

Apparel Manufacturers – 1.8%
Cia.Hering S.A.	600	$29,554

Broadcasting – 1.0%
Grupo Televisa S.A., ADR	760	$17,062

Brokerage & Asset Managers – 3.7%
BM&F Bovespa S.A.	4,400	$36,876
Bolsa Mexicana de Valores S.A. de C.V.	6,400	11,641
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	1,200	12,739

		$61,256

Business Services – 6.6%
Cielo S.A.	4,100	$35,278
Kroton Educacional S.A., IEU (a)	3,800	39,200
LPS Brasil - Consultoria de Imoveis S.A.	900	19,585
Redecard S.A.	1,200	15,527

		$109,590

Computer Software – 1.7%
Totvs S.A.	300	$27,701

Conglomerates – 0.8%
Alfa S.A de C.V., “A”	1,690	$14,016

Construction – 4.8%
Corporacion GEO S.A.B. de C.V., “B” (a)	3,710	$11,775
Corporacion Moctezuma S.A. de C.V.	4,000	10,285
Duratex S.A.	2,500	28,818
Urbi Desarrollos Urbanos S.A. de C.V. (a)	13,430	28,615

		$79,493

Consumer Products – 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,150	$13,494
Natura Cosmeticos S.A.	290	8,306

		$21,800

Consumer Services – 4.2%
Anhanguera Educacional Participacoes S.A., IEU	3,500	$69,370

Containers – 0.9%
Industria Klabin de Papel e Celulose, IPS	5,700	$15,890

Energy - Integrated – 5.6%
Petroleo Brasileiro S.A., ADR	2,710	$92,465

Food & Beverages – 2.6%
Grupo Continental S.A.	9,830	$27,895
M. Dias Branco S.A. Industria e Comercio de Alimentos	600	15,174

		$43,069

Forest & Paper Products – 2.3%
Suzano Papel E Celulose S.A., IPS	4,000	$38,346

Health Maintenance Organizations – 0.9%
OdontoPrev S.A.	1,000	$14,703

1

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.6%
Universo Online S.A., IPS	1,700	$10,198

Major Banks – 0.5%
Banco Santander Chile, ADR	96	$8,893

Medical & Health Technology & Services – 3.2%
Diagnosticos da America S.A.	2,800	$34,582
Fleury S.A.	1,400	18,114

		$52,696

Metals & Mining – 15.0%
Companhia Siderurgica Nacional S.A., ADR	1,340	$22,619
Gerdau S.A., ADR	1,040	13,562
Grupo Mexico S.A.B. de C.V., “B”	7,300	24,008
Ternium S.A., ADR	846	29,001
Usinas Siderurgicas de Minas Gerais S.A., IPS	2,200	27,469
Vale S.A., ADR	4,130	132,738

		$249,397

Natural Gas - Distribution – 1.1%
Ultrapar Participacoes S.A., IPS	300	$18,226

Oil Services – 1.8%
Tenaris S.A., ADR	710	$29,415

Other Banks & Diversified Financials – 12.2%
Banco Bradesco S.A., ADR	650	$13,520
Banco Compartamos S.A.	1,800	12,754
Banco Panamericano, IPS	3,100	13,948
Banco Santander S.A., IEU	3,100	43,976
Bancolombia S.A., ADR	275	18,549
Credicorp Ltd.	270	33,988
CSU Cardsystem S.A.	6,290	25,895
Itau Unibanco Multiplo S.A., ADR	1,630	40,033

		$202,663

Pharmaceuticals – 2.8%
Genomma Lab Internacional S.A., “B” (a)	21,500	$46,716

Real Estate – 3.1%
Brasil Brokers Participacoes	9,300	$51,360

Specialty Chemicals – 0.7%
Mexichem S.A.B de C.V.	3,700	$11,704

Telecommunications - Wireless – 7.6%
America Movil S.A.B. de C.V., “L”, ADR	1,830	$104,786
Vivo Participacoes S.A., ADR	780	22,339

		$127,125

Telephone Services – 1.4%
Empresa Nacional de Telecomunicaciones S.A.	1,504	$23,921

Utilities - Electric Power – 5.0%
CPFL Energia S.A.	700	$16,422
Eletropaulo Metropolitana S.A., IPS	1,100	19,214
Enersis S.A., ADR	760	17,336
Equatorial Energia S.A.	1,700	11,768
Tractebel Energia S.A.	1,230	18,736

		$83,476

Total Common Stocks		$1,623,275

2

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 10/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	17,839	$17,839

Total Investments		$1,641,114

Other Assets, Less Liabilities – 1.3%		21,973

Net Assets – 100.0%		$1,663,087

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information.

3

MFS Latin American Equity Fund

Supplemental Information (Unaudited) 10/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,623,275	$—	$—	$1,623,275
Mutual Funds	17,839	—	—	17,839

Total Investments	$1,641,114	$—	$—	$1,641,114

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,569,137

Gross unrealized appreciation	$90,283
Gross unrealized depreciation	(18,306)

Net unrealized appreciation (depreciation)	$71,977

4

MFS Latin American Equity Fund

Supplemental Information (Unaudited) 10/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,549,642	(1,531,803)	17,839

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58	$17,839

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2010, are as follows:

Brazil	65.8%
Mexico	20.2%
Chile	3.8%
Peru	2.1%
Luxembourg	1.8%
Argentina	1.8%
Panama	1.5%
Colombia	1.1%
Other Countries	1.9%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry sector represents 20% or more of the Latin American equity market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American equity market. At October 31, 2010, the fund did not have more than 25% of its assets invested in any industry sector.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.